SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Repurchase of its ordinary shares		$ 1,002	$ 1,002
Subsequent Event [Member]
Subsequent Event [Line Items]
Repurchase of its ordinary shares	$ 50,000
Increased to total authorized program to repurchase	$ 75,000